SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 39,174	$ 39,168
Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	1,869	1,845
Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	519	497
Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	129	195
Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance		27
Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	36,657	36,604
Exploration and Evaluation Assets Arising from Acquisition [Member]
IfrsStatementLineItems [Line Items]
Balance	626	648
Acquisition costs – cash	9	9
Impairment
Balance	635	657
Exploration and Evaluation Assets Arising from Acquisition [Member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	318	308
Acquisition costs – cash	5	5
Impairment
Balance	323	313
Exploration and Evaluation Assets Arising from Acquisition [Member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	246	238
Acquisition costs – cash	4	4
Impairment
Balance	250	242
Exploration and Evaluation Assets Arising from Acquisition [Member] | Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	5	42
Acquisition costs – cash
Impairment
Evaluation assets, gross
Balance	5	42
Exploration and Evaluation Assets Arising from Acquisition [Member] | Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance		14
Acquisition costs – cash
Impairment
Evaluation assets, gross
Balance		14
Exploration and Evaluation Assets Arising from Acquisition [Member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	46	46
Acquisition costs – cash
Impairment
Balance	46	46
Exploration and Evaluation Assets Arising from Exploration [Member]
IfrsStatementLineItems [Line Items]
Balance	38,473	38,455
Impairment
Administration
Drilling		11
Geology	20	27
Geophysics	1	1
Property maintenance	45	17
Infrastructure
Evaluation assets, gross	66	56
Balance	38,539	38,511
Exploration and Evaluation Assets Arising from Exploration [Member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	1,542	1,529
Impairment
Administration
Drilling
Geology	4	3
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross	4	3
Balance	1,546	1,532
Exploration and Evaluation Assets Arising from Exploration [Member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	265	252
Impairment
Administration
Drilling
Geology	4	3
Geophysics
Property maintenance
Infrastructure
Evaluation assets, gross	4	3
Balance	269	255
Exploration and Evaluation Assets Arising from Exploration [Member] | Quetico Claims [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	119	142
Impairment
Administration
Drilling
Geology	2	10
Geophysics		1
Property maintenance	3
Infrastructure
Evaluation assets, gross	5	11
Balance	124	153
Exploration and Evaluation Assets Arising from Exploration [Member] | Lingman Lake [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance		13
Impairment
Drilling
Geology
Geophysics
Property maintenance
Evaluation assets, gross
Balance		13
Exploration and Evaluation Assets Arising from Exploration [Member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	36,558	36,519
Impairment
Administration
Drilling		11
Geology	10	11
Geophysics	1
Property maintenance	42	17
Infrastructure
Evaluation assets, gross	53	39
Balance	$ 36,611	$ 36,558